SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 53,255,361	$ 55,500,917
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	9,726,364	8,647,764
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	29,317,906	36,742,314
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 14,211,091	$ 10,110,839